Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
Entity Central Index Key	0001447346
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000072749
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	PRSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Developed market sovereign yields remained rangebound through much of the period but later rose steadily amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. Credit spreads remained tight.

  Sector allocation and security selection benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Within global sovereign debt, exposure to energy-related sovereign and quasi-sovereign issuers in emerging markets contributed as oil prices surged. Exposure to high yield corporate bonds also contributed. Outside periods of heightened volatility, resilient demand supported the high yield corporate bond sector while strong security selection within the fund’s allocation to the sector further helped relative performance.

  The fund’s underweight duration position in China detracted from relative performance as the People’s Bank of China mostly maintained an easing bias to support economic growth. An underweight to eurozone duration also hampered performance.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to a variety of bond sectors, countries, and currencies. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently. The fund’s currency derivatives had a modestly negative effect on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,328	10,319	10,246
2016	10,088	9,687	9,978
2017	10,403	9,798	10,054
2017	10,598	10,077	10,177
2017	10,787	10,339	10,274
2017	10,783	10,320	10,286
2018	10,829	10,386	10,212
2018	10,757	10,250	10,297
2018	10,773	10,198	10,351
2018	10,752	10,029	10,341
2019	11,165	10,328	10,615
2019	11,478	10,567	10,967
2019	11,966	10,990	11,462
2019	11,903	10,868	11,376
2020	12,070	11,145	11,699
2020	11,824	11,158	11,737
2020	12,537	11,599	11,838
2020	12,863	11,778	11,949
2021	12,977	11,628	11,736
2021	13,066	11,657	11,747
2021	13,207	11,659	11,927
2021	12,978	11,391	11,868
2022	12,700	11,009	11,479
2022	11,968	10,117	10,915
2022	11,587	9,606	10,735
2022	11,194	9,475	10,619
2023	11,178	9,512	10,564
2023	11,400	9,664	10,811
2023	11,635	9,597	10,794
2023	11,985	9,669	10,895
2024	12,387	9,807	11,144
2024	12,460	9,738	11,162
2024	12,862	10,259	11,602
2024	13,066	10,118	11,715
2025	13,144	10,100	11,811
2025	13,230	10,423	11,838
2025	13,457	10,615	12,007
2025	13,668	10,682	12,217
2026	13,892	10,931	12,392
2026	13,977	10,763	12,284

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Investor Class)	5.65%	1.36%	3.40%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.26	-1.58	0.74
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.77	0.90	2.08

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,706,887,000
Holdings Count | Holding	622
Advisory Fees Paid, Amount	$ 9,346,000
InvestmentCompanyPortfolioTurnover	216.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,706,887 Number of Portfolio Holdings622
Holdings [Text Block]
Table Summary
Foreign Government Obligations & Municipalities	36.6%
Corporate Bonds	23.9
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.1
Non-U.S. Government Mortgage-Backed Securities	2.4
Bank Loans	2.1
Municipal Securities	1.3
Securities Lending Collateral	0.6
Convertible Bonds	0.1
Short-Term and Other	13.8

Largest Holdings [Text Block]
Table Summary
United Kingdom Gilt	5.9%
Government of Japan	5.7
Government of Malaysia	4.2
U.S. Treasury Inflation-Indexed Notes	4.2
U.S. Treasury Notes	3.9
Government of New Zealand	3.2
Republic of France	1.6
Government of Romania	1.4
Bundesrepublik Deutschland Bundesanleihe	1.3
Republic of South Korea	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000072750
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Advisor Class
Trading Symbol	PRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Developed market sovereign yields remained rangebound through much of the period but later rose steadily amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. Credit spreads remained tight.

  Sector allocation and security selection benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Within global sovereign debt, exposure to energy-related sovereign and quasi-sovereign issuers in emerging markets contributed as oil prices surged. Exposure to high yield corporate bonds also contributed. Outside periods of heightened volatility, resilient demand supported the high yield corporate bond sector while strong security selection within the fund’s allocation to the sector further helped relative performance.

  The fund’s underweight duration position in China detracted from relative performance as the People’s Bank of China mostly maintained an easing bias to support economic growth. An underweight to eurozone duration also hampered performance.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to a variety of bond sectors, countries, and currencies. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently. The fund’s currency derivatives had a modestly negative effect on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,320	10,319	10,246
2016	10,065	9,687	9,978
2017	10,381	9,798	10,054
2017	10,572	10,077	10,177
2017	10,764	10,339	10,274
2017	10,739	10,320	10,286
2018	10,776	10,386	10,212
2018	10,706	10,250	10,297
2018	10,704	10,198	10,351
2018	10,685	10,029	10,341
2019	11,077	10,328	10,615
2019	11,378	10,567	10,967
2019	11,863	10,990	11,462
2019	11,791	10,868	11,376
2020	11,937	11,145	11,699
2020	11,697	11,158	11,737
2020	12,382	11,599	11,838
2020	12,705	11,778	11,949
2021	12,797	11,628	11,736
2021	12,875	11,657	11,747
2021	13,014	11,659	11,927
2021	12,769	11,391	11,868
2022	12,487	11,009	11,479
2022	11,760	10,117	10,915
2022	11,378	9,606	10,735
2022	10,985	9,475	10,619
2023	10,962	9,512	10,564
2023	11,172	9,664	10,811
2023	11,394	9,597	10,794
2023	11,729	9,669	10,895
2024	12,113	9,807	11,144
2024	12,176	9,738	11,162
2024	12,560	10,259	11,602
2024	12,763	10,118	11,715
2025	12,817	10,100	11,811
2025	12,892	10,423	11,838
2025	13,104	10,615	12,007
2025	13,301	10,682	12,217
2026	13,509	10,931	12,392
2026	13,582	10,763	12,284

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (Advisor Class)	5.35%	1.08%	3.11%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.26	-1.58	0.74
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.77	0.90	2.08

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,706,887,000
Holdings Count | Holding	622
Advisory Fees Paid, Amount	$ 9,346,000
InvestmentCompanyPortfolioTurnover	216.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,706,887 Number of Portfolio Holdings622
Holdings [Text Block]
Table Summary
Foreign Government Obligations & Municipalities	36.6%
Corporate Bonds	23.9
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.1
Non-U.S. Government Mortgage-Backed Securities	2.4
Bank Loans	2.1
Municipal Securities	1.3
Securities Lending Collateral	0.6
Convertible Bonds	0.1
Short-Term and Other	13.8

Largest Holdings [Text Block]
Table Summary
United Kingdom Gilt	5.9%
Government of Japan	5.7
Government of Malaysia	4.2
U.S. Treasury Inflation-Indexed Notes	4.2
U.S. Treasury Notes	3.9
Government of New Zealand	3.2
Republic of France	1.6
Government of Romania	1.4
Bundesrepublik Deutschland Bundesanleihe	1.3
Republic of South Korea	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169957
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	I Class
Trading Symbol	PGMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Developed market sovereign yields remained rangebound through much of the period but later rose steadily amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. Credit spreads remained tight.

  Sector allocation and security selection benefited the fund relative to the Bloomberg Global Aggregate Bond USD Hedged Index. Within global sovereign debt, exposure to energy-related sovereign and quasi-sovereign issuers in emerging markets contributed as oil prices surged. Exposure to high yield corporate bonds also contributed. Outside periods of heightened volatility, resilient demand supported the high yield corporate bond sector while strong security selection within the fund’s allocation to the sector further helped relative performance.

  The fund’s underweight duration position in China detracted from relative performance as the People’s Bank of China mostly maintained an easing bias to support economic growth. An underweight to eurozone duration also hampered performance.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of domestic and foreign debt instruments, including exposure to a variety of bond sectors, countries, and currencies. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently. The fund’s currency derivatives had a modestly negative effect on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	516,565	515,962	512,301
2016	504,266	484,362	498,895
2017	520,646	489,877	502,707
2017	530,793	503,838	508,835
2017	540,515	516,930	513,718
2017	540,282	516,003	514,299
2018	542,786	519,312	510,615
2018	539,874	512,516	514,849
2018	540,388	509,920	517,536
2018	540,011	501,440	517,066
2019	560,483	516,378	530,728
2019	576,396	528,353	548,333
2019	601,107	549,519	573,106
2019	598,656	543,399	568,798
2020	606,766	557,268	584,948
2020	595,221	557,915	586,825
2020	630,802	579,938	591,878
2020	647,444	588,921	597,473
2021	653,423	581,392	586,822
2021	658,177	582,835	587,346
2021	666,075	582,948	596,349
2021	654,225	569,534	593,377
2022	640,499	550,462	573,948
2022	604,437	505,836	545,731
2022	584,864	480,282	536,750
2022	565,823	473,766	530,934
2023	564,678	475,610	528,191
2023	576,728	483,181	540,547
2023	588,257	479,834	539,720
2023	606,189	483,457	544,754
2024	627,392	490,361	557,212
2024	630,709	486,916	558,079
2024	651,363	512,936	580,081
2024	662,609	505,898	585,748
2025	666,164	504,982	590,531
2025	670,805	521,166	591,893
2025	682,599	530,737	600,355
2025	693,590	534,085	610,833
2026	705,238	546,536	619,586
2026	709,858	538,137	614,219

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Global Multi-Sector Bond Fund (I Class)	5.82%	1.52%	3.57%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	3.26	-1.58	0.74
Bloomberg Global Aggregate Bond USD Hedged Index (Strategy Benchmark)	3.77	0.90	2.08

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,706,887,000
Holdings Count | Holding	622
Advisory Fees Paid, Amount	$ 9,346,000
InvestmentCompanyPortfolioTurnover	216.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,706,887 Number of Portfolio Holdings622
Holdings [Text Block]
Table Summary
Foreign Government Obligations & Municipalities	36.6%
Corporate Bonds	23.9
Asset-Backed Securities	11.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.1
Non-U.S. Government Mortgage-Backed Securities	2.4
Bank Loans	2.1
Municipal Securities	1.3
Securities Lending Collateral	0.6
Convertible Bonds	0.1
Short-Term and Other	13.8

Largest Holdings [Text Block]
Table Summary
United Kingdom Gilt	5.9%
Government of Japan	5.7
Government of Malaysia	4.2
U.S. Treasury Inflation-Indexed Notes	4.2
U.S. Treasury Notes	3.9
Government of New Zealand	3.2
Republic of France	1.6
Government of Romania	1.4
Bundesrepublik Deutschland Bundesanleihe	1.3
Republic of South Korea	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless